Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2017
Summary of significant accounting policies
Summary of foreign currency exchange for translation of assets and liabilities

	Closing	Closing
Currency	Rate 2017	Rate 2016
Swedish kronor	8.2051	9.0549
British pound	0.7398	0.8074
Euro	0.8339	0.9479
Canadian dollar	1.2556	1.3432